Intangible Assets	6 Months Ended
Jun. 30, 2024
Intangible Assets [Abstract]
INTANGIBLE ASSETS
11.	INTANGIBLE ASSETS

	Computer software	Right-of-use Platform	Customer base	Technical know-how	Security Surveillance system	Intelligent Cloud Platforms	Assets under construction -Cash Management Systems	Total
Cost
At December 31, 2022	$887,745	$673,029	$1,042,110	$499,344	$1,360,898	$3,000,000	$194,495	$7,657,621
Additions	-	-	-	-	195,087	1,597,754	-	1,792,841
Exchange differences	(17,419)	(31,974)	(49,509)	(23,723)	(306,604)	-	(3,816)	(433,045)
At June 30, 2023 (Unaudited)	870,326	641,055	992,601	475,621	1,249,381	4,597,754	190,679	9,017,417

At December 31, 2023	$919,222	$114,659	$829,560	$486,112	$1,524,224	$1,604,580	$194,082	$5,672,439
Additions	115,164	-	-	-	-	-	-	115,164
Exchange differences	(67,805)	(2,687)	(19,440)	(11,392)	(35,720)	(3,095)	(14,063)	(154,202)
At June 30, 2024 (Unaudited)	966,581	111,972	810,120	474,720	1,488,504	1,601,485	180,019	5,633,401

Accumulated amortization
At December 31, 2022	$767,168	$50,477	$405,868	$28,405	$612,560	$-	$-	$1,864,478
Amortization charged for the period	26,139	33,582	201,013	28,346	63,817	182,671	-	535,568
Exchange differences	(15,908)	(3,927)	(28,438)	(2,641)	(286,182)	-	-	(337,096)
As June 30, 2023 (Unaudited)	777,399	80,132	578,443	54,110	390,195	182,671	-	2,062,950

At December 31, 2023	$830,600	$114,659	$706,271	$82,956	$699,123	$402,580	$-	$2,836,189
Amortization charged for the period	28,236	-	40,430	27,204	52,152	66,610	-	214,632
Exchange differences	(60,535)	(2,687)	(16,848)	(2,144)	(16,766)	(3,095)	-	(102,075)
As June 30, 2024 (Unaudited)	798,301	111,972	729,853	108,016	734,509	466,095	-	2,948,746

Net book value
At June 30, 2023 (Unaudited)	$92,927	$560,923	$414,158	$421,511	$859,186	$4,415,083	$190,679	$6,954,467
At June 30, 2024 (Unaudited)	$168,280	$-	$80,267	$366,704	$753,995	$1,135,390	$180,019	$2,684,655

Amortization expense related to intangible assets was $214,632 and $535,568, respectively for the six months ended June 30, 2024 and 2023.